ADVANCES RECEIVABLE	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
ADVANCES RECEIVABLE [Text Block]
5.	ADVANCES RECEIVABLE

	December 31,	December 31,
	2017	2016

Advances receivable	$175,501	$98,352

The balance of $175,501 pertains to advances to employees and suppliers (December 31, 2016 - $98,352). The balances are non-interest bearing, unsecured and due on demand.